Convertible Notes Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 4. Convertible Notes Payable

During the nine months ended December 31, 2015, Vista View Ventures, Inc. (“Vista View”) advanced $423,909 to the Company for working capital. Vista View paid the advances to KMDA, and subsequently KMDA paid them to the Company on behalf of Vista View. These advances are typically memorialized into a convertible note payable on a quarterly basis as discussed below.

Convertible notes payable consist of the following as of December 31, 2015 and March 31, 2015:

	December 31, 2015	March 31, 2015
Convertible note dated June 30, 2014, bearing interest at 10% per annum, maturing June 30, 2016 and convertible into shares of common stock at $0.02 per share	2,322	62,980
Convertible note dated September 30, 2014, bearing interest at 10% per annum, maturing September 30, 2016 and convertible into shares of common stock at $0.01 per share	80,133	80,133
Convertible note dated December 31, 2014, bearing interest at 10% per annum, maturing December 31, 2016 and convertible into shares of common stock at $0.01 per share	94,074	94,074
Convertible note dated December 31, 2014, bearing interest at 10% per annum, maturing December 31, 2016 and convertible into shares of common stock at $0.02 per share.	—	125,059
Convertible note dated March 31, 2015, bearing interest at 10% per annum, maturing March 31, 2017 and convertible into shares of common stock at $0.007 per share	39,635	39,635
Convertible note dated June 30, 2015, bearing interest at 10% per annum, maturing June 30, 2017 and convertible into shares of common stock at $0.25 per share.	54,006	—
Convertible note dated September 30, 2015, bearing interest at 10% per annum, maturing September 30, 2018, and convertible into shares of common stock at $0.25 per share.	267,558	—
Convertible note dated December 31, 2015, bearing interest at 10% per annum, maturing December 31, 2018 and convertible into shares of common stock at $0.09 per share	102,345	—
Total convertible notes payable	$640,073	$401,881

Less: current portion of convertible notes payable	(176,529)	—
Less: discount on convertible notes payable	(449,371)	(237,643)
Convertible notes payable, net of discount	$14,173	$164,238

Current portion of convertible notes payable	176,529	—
Less: discount on current portion of convertible notes payable	(116,664)	—
Current portion of convertible notes payable, net of discount	$59,865	$—

Convertible notes issued

During the nine months ended December 31, 2015, the Company signed Convertible Promissory Notes totaling $423,909 with Vista View Ventures, Inc. that memorialize non-interest bearing periodic advances into convertible notes payable. The Convertible Promissory Notes bear interest at 10% per annum and are payable along with accrued interest at maturity. The Convertible Promissory Note and unpaid accrued interest are convertible into common stock at the option of the holder. The holder of the notes may not convert the convertible promissory note into common stock if that conversion would result in the holder owning more than 4.99% of the Company’s outstanding common stock on the conversion date.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Note Amount
June 30, 2015	June 30, 2017	10%	$0.25	$54,006
September 30, 2015	September 30, 2018	10%	0.25	267,558
December 31, 2015	December 31, 2018	10%	0.09	102,345
Total				$423,909

The Company evaluated the terms of the notes in accordance with ASC Topic No. 815 – 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. We determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. We evaluated the conversion features for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the notes and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, we recognized a discount for the beneficial conversion features of $423,909, in aggregate, on the date the notes were signed. We amortize the discounts for the notes dated June 30, 2015; September 30, 2015 and December 31, 2015 at effective interest rate of 277.49%; 222.23% and 224.88%, respectively. The beneficial conversion feature was recorded as an increase in additional paid-in capital and a discount to the convertible notes payable. The discount to the convertible notes payable will be amortized to interest expense over the life of the notes. During the nine months ended December 31, 2015 and 2014, the Company amortized discounts on convertible notes payable of $95,517 and $343,385, respectively, to interest expense.

Conversions to Common Stock

During the nine months ended December 31, 2015, Essen Enterprises, Inc. (“Essen”), the original payee of the Convertible Note Payable dated December 31, 2014 elected to convert principal and accrued interest in the amounts show below into share of common stock at a rate of $0.02 per share. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement that provided for conversion.

Date	Amount Converted	Shares of Common Stock Issued
June 1, 2015	$130,267	6,513,344
Total	$130,267	6,513,344

As a result of this conversion, Essen became a significant shareholder of the Company.

During the nine months ended December 31, 2015, the holders of the Convertible Note Payable dated June 30, 2014 elected to convert principal and accrued interest in the amounts show below into share of common stock at a rate of $0.02 per share. On the conversion date, the unamortized discount related to the principal amount converted was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement that provided for conversion.

Date	Amount Converted	Shares of Common Stock Issued
June 5, 2015	$13,600	680,000
July 8, 2015	1,400	70,000
July 16, 2015	7,520	376,000
July 22, 2015	3,220	161,000
July 23, 2015	995	49,750
July 24, 2015	4,920	246,000
August 3, 2015	2,200	110,000
August 11, 2015	3,860	193,000
August 18, 2015	2,040	102,000
August 26, 2015	4,280	214,000
September 11, 2015	5,560	278,000
September 24, 2015	4,000	200,000
September 29, 2015	7,449	372,450
October 1, 2015	5,940	297,000
October 8, 2015	789	39,450
Total	$67,773	3,388,650

During the nine months ended December 31, 2015, the holders of the Convertible Note Payable dated September 30, 2014 elected to convert principal and accrued interest in the amounts show below into share of common stock at a rate of $0.01 per share. On the conversion date, the unamortized discount related to the principal amount converted was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement that provided for conversion.

Date	Amount Converted	Shares of Common Stock Issued
December 22, 2015	$1,920	192,000
Total	$1,920	192,000

In connection with the 1 for 100 reverse common stock split on May 29, 2015, the conversion rates of the outstanding convertible notes payable were not modified. As a result, in the event all potentially issuable shares were converted, the holders of the existing notes at December 31, 2015 would be issued 27,841,559 shares of common stock representing approximately 99% of the Company’s total shares outstanding on an if-converted basis. The holders of the notes are limited to holding no greater than 4.99% of the common stock at any time.

Note 5. Convertible Notes Payable

Convertible notes payable consist of the following as of March 31, 2015 and March 31, 2014:

	March 31, 2015	March 31, 2014
Convertible note payable, dated June 30, 2013, bearing interest at 10% per annum, matures on June 30, 2015 and convertible into shares of common stock at $0.04 per share	$—	$4,742
Convertible note payable, dated September 30, 2013, bearing interest at 10% per annum, matures on September 30, 2015 and convertible into shares of common stock at $0.04 per share	—	224,085
Convertible note payable, dated June 30, 2014, bearing interest at 10% per annum, matures on June 30, 2016 and convertible into shares of common stock at $0.02 per share	62,980	—
Convertible note payable, dated September 30, 2014, bearing interest at 10% per annum, matures on September 30, 2016 and convertible into shares of common stock at $0.01 per share	80,133	—
Convertible note payable, dated December 31, 2014, bearing interest at 10% per annum, matures on December 31, 2016 and convertible into shares of common stock at $0.01 per share	94,074	—
Convertible note payable, dated December 31, 2014, bearing interest at 10% per annum, matures on December 31, 2016 and convertible into shares of common stock at $0.02 per share	125,059	—
Convertible note payable, dated March 31, 2015, bearing interest at 10% per annum, matures on March 31, 2017 and convertible into shares of common stock at $0.007 per share	39,635	—
Total convertible notes payable	$401,881	$228,827

Less: discount on convertible notes payable	(237,643)	(215,716)
Convertible notes payable, net of discount	$164,238	$13,111

Convertible notes issued

During the year ended March 31, 2015, the Company entered into convertible promissory notes with Vista View Ventures, Inc., which refinanced non-interest bearing advances. The convertible notes have the following terms:

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
April 1, 2014	March 31, 2016	10%	$0.03	$149,453
June 30, 2014	June 30, 2016	10%	$0.02	62,980
September 30, 2014	September 30, 2016	10%	$0.01	80,133
December 31, 2014	December 31, 2016	10%	$0.01	94,074
December 31, 2014	December 31, 2016	10%	$0.02	125,059
March 31, 2015	March 31, 2017	10%	$0.007	39,635
Total				$551,334

All principal along with accrued interest is payable on the maturity date.

The Company evaluated the terms of the notes in accordance with ASC Topic No. 815 – 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. The Company determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion features for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the notes and was deemed less than the market value of underlying common stock at the inception of the note. Therefore, the Company recognized a discount for the beneficial conversion feature in the amount of $399,935, in aggregate, on the date the notes were signed. The beneficial conversion feature was recorded as an increase in additional paid-in capital and a discount to the convertible notes payable. The discount to the convertible notes payable will be amortized to interest expense over the life of the notes.

Conversions to common stock

During the year ended March 31, 2015, the holder of the convertible note payable dated June 30, 2013 elected to convert principal and accrued interest in the amounts shown below into shares of common stock at a rate of $0.04 per share. On the conversion date, the unamortized discount related to the principal amount was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement.

Date	Amount Converted	Shares of Common Stock Issued
August 20, 2014	$4,954	1,239
Total	$4,954	1,239

During the year ended March 31, 2015, the holder of the convertible note payable dated September 30, 2013 elected to convert principal and accrued interest in the amounts shown below into shares of common stock at a rate of $0.04 per share. On the conversion date, the unamortized discount related to the principal amount was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement.

Date	Amount Converted	Shares of Common Stock Issued
April 21, 2014	$80,000	20,000
May 14, 2014	40,000	10,000
May 23, 2014	40,000	10,000
June 14, 2014	40,000	10,000
June 18, 2014	38,368	9,592
Total	$238,368	59,592

During the year ended March 31, 2015, the holder of the Convertible Note Payable dated April 1, 2014 elected to convert principal and accrued interest in the amounts shown below into shares of common stock at a rate of $0.03 per share. On the conversion date, the unamortized discount related to the principal amount was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement.

Date	Amount Converted	Shares of Common Stock Issued
October 8, 2014	$42,000	14,000
October 9, 2014	42,000	14,000
October 22, 2014	42,000	14,000
January 15, 2015	32,260	10,754
Total	$158,260	52,754

In connection with the 1 for 100 reverse common stock split on May 29, 2015, the conversion rates of the outstanding convertible notes payable were not modified. As a result, in the event all potentially issuable shares were converted, the holders of the existing notes at March 31, 2015 would be issued 27,458,608 shares of common stock representing approximately 99% of the Company’s total shares outstanding on an if-converted basis. The holders of the notes are limited to holding no greater than 4.99% of the common stock at any time.